Condensed Consolidated Interim Statements of Comprehensive Loss (unaudited) - CAD ($)	3 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Administrative Expenses
Advertising and investor relations	$ 66,194	$ 74,299
Amortisation – intangible asset (Note 5)	48,152	48,151
Amortisation – pilot plant (Note 6)	3,613,127	1,434,874
Consulting fees	369,232	175,607
Filing and transfer agent	29,860	20,439
Foreign exchange gain	(8,407)	(199,915)
Management fees (Note 10)	369,522	235,238
Office and administration	598,148	66,142
Patent	116,890	21,514
Pilot plant operations	2,336,442	730,427
Preliminary economic assessment	53,473
Professional fees	313,867	111,148
Project investigation	315,245
Share-based payment (Note 9)	1,115,134	20,789
Travel	22,109
Loss from operations before other items	(9,358,988)	(2,738,713)
Other items
Interest and accretion expense		(48,794)
Other expenses		(48,794)
Net loss before other comprehensive income (loss)	(9,358,988)	(2,787,507)
Other comprehensive income (loss)
Currency translation differences of foreign operations	1,190,905	(1,079,611)
Total comprehensive loss	$ (8,168,083)	$ (3,867,118)
Weighted average number of common shares outstanding – basic and diluted	143,399,374	105,769,960
Basic and diluted loss per share	$ (0.07)	$ (0.03)